UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02611
Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Exchange Fund
Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.6%
Aerospace & Defense 0.7%
Honeywell International, Inc.	12,528	$349,030

Coal & Consumable Fuels 0.3%
Massey Energy Corp.	12,831	129,850

Commodity Chemicals 0.0%
Tronox, Inc., Class B	2,197	66

Computer Hardware 2.8%
IBM Corp.	15,016	1,454,900

Construction & Engineering 1.7%
Fluor Corp.	25,662	886,622

Diversified Banks 0.7%
HSBC Holdings PLC — ADR (rights, expiring 3/31/09) (United Kingdom) (a)	4,764	41,399
HSBC Holdings PLC — ADR (United Kingdom)	11,434	322,668

		364,067

Forest Products 0.1%
Louisiana-Pacific Corp.	25,970	57,913

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,867	58,773

Health Care Equipment 1.1%
Baxter International, Inc.	10,000	512,200
Edwards Lifesciences Corp. (a)	1,000	60,630

		572,830

Health Care Services 1.0%
Medco Health Solutions, Inc. (a)	12,150	502,281

Industrial Gases 8.3%
Air Products & Chemicals, Inc.	75,539	4,249,069

	Number of
Description	Shares	Value

Industrial Machinery 1.3%
SPX Corp.	13,648	$641,592

Integrated Oil & Gas 20.3%
BP PLC — ADR (United Kingdom)	33,876	1,358,428
Exxon Mobil Corp.	82,523	5,619,816
Hess Corp.	63,600	3,447,120

		10,425,364

Multi-Line Insurance 0.1%
American International Group, Inc.	41,688	41,688

Oil & Gas Drilling 0.2%
Transocean Ltd. (Switzerland) (a)	2,177	128,095

Oil & Gas Equipment & Services 5.8%
Baker Hughes, Inc.	25,634	731,851
Halliburton Co.	60,640	938,101
Schlumberger Ltd. (Netherlands Antilles)	32,160	1,306,339

		2,976,291

Oil & Gas Exploration & Production 3.3%
Apache Corp.	26,346	1,688,515

Packaged Foods & Meats 5.6%
McCormick & Co., Inc.	96,518	2,854,037

Pharmaceuticals 25.8%
Johnson & Johnson	78,636	4,136,253
Merck & Co., Inc.	50,376	1,347,558
Pfizer, Inc.	176,611	2,405,442
Schering-Plough Corp.	125,158	2,947,471
Wyeth	56,000	2,410,240

		13,246,964

Restaurants 0.1%
Luby’s Cafeterias, Inc. (a)	13,367	65,632

	Number of
Description	Shares	Value

Semiconductors 6.4%
Intel Corp.	216,837	$3,263,397

Specialized REIT’s 1.5%
Plum Creek Timber Co., Inc.	25,602	744,250

Specialty Chemicals 5.4%
International Flavors & Fragrances, Inc.	49,712	1,514,228
Lubrizol Corp.	37,620	1,279,456

		2,793,684

Total Long-Term Investments 92.6%
(Cost $5,668,814)		47,494,910

Repurchase Agreements 7.4%
Banc of America Securities ($200,090 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $200,091)		200,090
Citigroup Global Markets, Inc. ($2,000,903 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $2,000,910)		2,000,903
Citigroup Global Markets, Inc. ($960,433 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $960,437)		960,433
JPMorgan Chase & Co. ($600,271 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $600,273)		600,271

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($10,303 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $10,303)	$10,303

Total Repurchase Agreements 7.4%
(Cost $3,772,000)	3,772,000

Total Investments 100.0%
(Cost $9,440,814)	51,266,910

Other Assets in Excess of Liabilities 0.0%	14,468

Net Assets 100.0%	$51,281,378

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 — Quoted Prices	$47,453,511
Level 2 — Other Significant Observable Inputs	3,813,399
Level 3 — Significant Unobservable Inputs	-0-

Total	$51,266,910

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Exchange Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009